Subsequent Events	12 Months Ended
Dec. 31, 2017
Subsequent Events [Abstract]
Subsequent Events
Subsequent events
Subsequent events were evaluated up to February 6, 2018, which is the date the Financial Statements included in this Integrated Report were approved. On January 17, 2018, we announced that the SB intends to appoint Roger Dassen as Executive Vice President and CFO to the BoM, effective June 1, 2018, subject to notification of the 2018 AGM. There are no other events to report.

Veldhoven, the Netherlands
February 6, 2018
/s/ Peter T.F.M. Wennink
Peter T.F.M. Wennink
President, CEO and member of the Board of Management
/s/ Wolfgang U. Nickl
Wolfgang U. Nickl
Executive Vice President, CFO and member of the Board of Management